SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Share-based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Amounts recognized as expenses	$ 68,081	$ 149,758	$ 314,973
Property, plant and equipment, net
Share-based compensation
Amounts recognized as expenses		7,840	5,383
Share-based payment arrangement, reversal	(3,709)
Inventories
Share-based compensation
Amounts recognized as expenses			2,143
Selling, general and administrative expenses
Share-based compensation
Amounts recognized as expenses	72,424	121,115	299,346
Cost of revenues
Share-based compensation
Amounts recognized as expenses		20,307	7,739
Share-based payment arrangement, reversal	(545)
Research and development expenses
Share-based compensation
Amounts recognized as expenses		$ 496	$ 362
Share-based payment arrangement, reversal	$ (89)